ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
Inhibrx Biosciences, Inc., or the Company, or Inhibrx, is a clinical-stage biopharmaceutical company focused on developing a broad pipeline of novel biologic therapeutic candidates. The Company combines target biology with protein engineering, technologies, and research and development to design therapeutic candidates. The Company’s current pipeline is focused on oncology.
The Company is subject to risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, risks associated with preclinical studies, clinical trials and regulatory applications, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. The Company’s therapeutic candidates currently under development will require significant additional research and development efforts, including clinical and preclinical testing and marketing approval prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, or GAAP, and applicable rules and regulations of the Securities and Exchange Commission, or the SEC, related to an annual report on the Form 10-K.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary and have been prepared in conformity with GAAP. All intercompany accounts and transactions have been eliminated in consolidation.
Separation and Distribution
In January 2024, Inhibrx, Inc., or the Former Parent, announced its intent, as approved by its board of directors, to effect the spin-off of INBRX-101, an optimized, recombinant alpha-1 antitrypsin, or AAT, augmentation therapy in a registrational trial for the treatment of patients with alpha-1 antitrypsin deficiency. The Former Parent and the Company signed an Agreement and Plan of Merger, dated as of January 22, 2024, or the Merger Agreement, with Aventis Inc., a Pennsylvania corporation, or the Acquirer, and a wholly-owned subsidiary of Sanofi S.A., or Sanofi, and Art Acquisition Sub, Inc., a Delaware corporation, or the Merger Sub, and a wholly-owned subsidiary of Acquirer, along with a Separation and Distribution Agreement, dated as of January 22, 2024, by and among the Former Parent, the Company and Acquirer. The Merger Agreement provided for the acquisition by Acquirer of the Former Parent, or the Merger, to be accomplished through the merger of Merger Sub with and into the Former Parent with the Former Parent continuing as the surviving entity.
On May 29, 2024, the Former Parent completed a distribution to holders of its shares of common stock of 92% of the issued and outstanding shares of common stock of the Company, or the Distribution. On May 30, 2024, the Former Parent completed the Merger, pursuant to which (i) all assets and liabilities primarily related to INBRX-101, or the 101 Business, were transferred to the Acquirer, a wholly-owned subsidiary of Sanofi; and (ii) by way of a series of internal restructuring transactions, or the Separation, the Company acquired the assets and liabilities and corporate infrastructure associated with its ongoing programs, INBRX-106 and ozekibart (INBRX-109), and its discovery pipeline, as well as the remaining close-out obligations related to its previously terminated program, INBRX-105. Upon the closing of the Merger, the Company became a stand-alone, publicly traded company.
In connection with the foregoing transactions, each Former Parent stockholder received: (i) $30.00 per share in cash, (ii) one contingent value right per share, representing the right to receive a contingent payment of $5.00 in cash upon the achievement of a regulatory milestone, and (iii) one SEC-registered, publicly listed, share of Inhibrx for every four shares of the Former Parent’s common stock held. The Acquirer retained an equity interest in the Company of 8% upon the Distribution.
The Acquirer paid transaction consideration of $1.9 billion, including the $30.00 per share consideration and the assumption of the Company’s third-party debt. See Note 3 for further discussion on the extinguishment of the Company’s Amended 2020 Loans with Oxford (as defined below). In addition, the Acquirer assumed all assets and liabilities under contracts primarily related to INBRX-101 upon close of the Merger. The Acquirer also reimbursed the Company or paid on behalf of the Company $68.0 million in transaction costs. The Acquirer may pay an additional $300.0 million in consideration under the contingent value rights issued upon the achievement of a regulatory milestone.
Notwithstanding the legal form of the spin-off, the Separation and Distribution is being treated as a reverse spin-off for financial accounting and reporting purposes in accordance with ASC 505-60, Spinoffs and Reverse Spinoffs because (i) a wholly-owned subsidiary of the Acquirer merged with and into the Former Parent immediately following the Distribution; (ii) no senior management of the Former Parent were retained by the Former Parent following the Distribution; and (iii) the size of the Company’s operations relative to the 101 Business. As a reverse spin-off, the Company considers Inhibrx as the accounting spinnor of the Former Parent, and the accounting successor to the Former Parent. Therefore, for periods prior to the spin-off, the Company’s financial statements are the historical financial statements of the Former Parent. For such periods, descriptions of historical business activities are presented as if the spin-off had already occurred, and the Former Parent’s activities related to such assets and liabilities had been performed by the Company. In addition, for all periods prior to the spin-off, all outstanding shares referenced in these financial statements are those shares outstanding of the Former Parent at each respective date, unless otherwise indicated as adjusted for the distribution ratio. Following the spin-off, all outstanding shares referenced are those of the Company, which, as discussed above, were issued on a four-to-one ratio of the Former Parent’s outstanding shares.
The Company evaluated the sale of the 101 Business in accordance with ASC 205-20, Discontinued Operations, and determined that the Separation does not represent a strategic shift and thus does not qualify as a discontinued operation. The Company next evaluated the sale of the 101 Business in accordance with ASC 805, Business Combinations, and determined that the 101 Business does not meet the definition of a business, given that substantially all of the fair value of the gross assets transferred is concentrated in one asset. The Company then evaluated the transaction under ASC 845, Nonmonetary Transactions, which contains guidance on the accounting for the distribution of nonmonetary assets to stockholders of an entity in a spin-off. In accordance with this guidance, the disposal of the 101 Business has been accounted for as a dividend-in-kind, with a gain recognized for the difference between the fair value and carrying value of the disposed assets.
The Company recorded a gain on the transaction of $2.0 billion during the year ended December 31, 2024, which consists of the following components (in thousands):

YEAR ENDED DECEMBER 31, 2024
Merger consideration for common stock, warrants, and stock options	$1,727,687
Book value of Amended 2020 Loans assumed by Acquirer	211,315
Book value of net assets and liabilities related to INBRX-101 assumed by Acquirer	14,496
Transaction costs paid by Acquirer	68,000
Total gain recognized	$2,021,498
The gain related to the Merger consideration payable to shareholders of $1.7 billion was recorded, net of consideration allocated to the shares issued to Acquirer, through a reduction to retained earnings of $1.2 billion, representing the amount of retained earnings available at the closing of the Merger, with the remaining amount of $563.8 million recorded through additional paid-in capital.
Liquidity
As of December 31, 2024, the Company had an accumulated deficit of $106.1 million and cash and cash equivalents of $152.6 million. From its inception and through December 31, 2024, the Company has devoted substantially all of its efforts to therapeutic drug discovery and development, conducting preclinical studies and clinical trials, enabling manufacturing activities in support of its therapeutic candidates, pre-commercialization activities, organizing and staffing the Company, establishing its intellectual property portfolio and raising capital to support and expand these activities.
The Company believes that its existing cash and cash equivalents will be sufficient to fund the Company’s operations for at least 12 months from the date these consolidated financial statements are issued. The Company plans to finance its future cash needs through equity offerings, debt financings or other capital sources, including potential collaborations, licenses, strategic transactions and other similar arrangements.
If the Company does raise additional capital through public or private equity or convertible debt offerings, the ownership interests of its existing stockholders will be diluted, and the terms of those securities may include liquidation or other preferences that adversely affect its stockholders’ rights. If the Company raises capital through additional debt financings, it may be subject to covenants limiting or restricting its ability to take specific actions, such as incurring additional debt or making certain capital expenditures. To the extent that the Company raises additional capital through strategic licensing, collaboration or other similar agreements, it may have to relinquish valuable rights to its therapeutic candidates, future revenue streams or research programs at an earlier stage of development or on less favorable terms than it would otherwise choose, or to grant licenses on terms that may not be favorable to the Company. There can be no assurance as to the availability or terms upon which such financing and capital might be available in the future. If the Company is unable to secure adequate additional funding, it will need to reevaluate its operating plan and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, delay, scale back or eliminate some or all of its development programs, or relinquish rights to its technology on less favorable terms than it would otherwise choose. These actions could materially impact its business, financial condition, results of operations and prospects.
The rules and regulations of the SEC or any other regulatory agencies may restrict the Company’s ability to conduct certain types of financing activities, or may affect the timing of and amounts it can raise by undertaking such activities.
Use of Estimates
The preparation of these consolidated financial statements in conformity with GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expense and the disclosure of contingent assets and liabilities in the Company’s financial statements and accompanying notes. The Company’s most significant estimates relate to evaluation of whether revenue recognition criteria have been met, accounting for development work and preclinical studies and clinical trials, determining the assumptions used in measuring stock-based compensation, and the incremental borrowing rate estimated in relation to the Company’s operating lease. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. The Company’s actual results may differ from these estimates under different assumptions or conditions.
Cash and Cash Equivalents
Cash and cash equivalents are comprised of cash held in financial institutions including readily available checking, overnight sweep, and money market accounts.
Concentrations of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits by the Federal Deposit Insurance Corporation, or the FDIC, of up to $250,000. The Company’s cash management and investment policy limits investment instruments to investment-grade securities with the objective to preserve capital and to maintain liquidity until the funds can be used in operations. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial condition of the depository institutions in which those deposits are held.
The Company continually evaluates its accounts receivable for all outstanding third-party balances to determine the potential exposure to a concentration of credit risk. The Company’s major third-party contracting parties, some of which account for significant balances in both accounts receivable and revenue, are generally large, credit-worthy biotechnology companies and government bodies. The Company assesses the collectability of accounts receivable through a review of its current aging, as well as an analysis of its historical collection rate, general economic conditions, and credit status of these third parties. As of December 31, 2024 and December 31, 2023, all outstanding accounts receivable were deemed to be fully collectible, and therefore, no allowance for credit losses was recorded.
Dividends
As of December 31, 2024, the Company has never declared or paid any dividends on its common stock.
Any future determination to pay dividends on the Company’s common stock will be at the discretion of the Company’s board of directors and will depend upon, among other factors, the results of operations, financial condition, capital requirements, contract restrictions, business prospects and other factors the Company’s board of directors may deem relevant.
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The Company estimates useful lives as follows:
•laboratory and office equipment: three to five years;
•furniture, fixtures and other: five years; and
•computer software: three years.
Amortization of leasehold improvements is provided on a straight-line basis over the shorter of their estimated useful lives or the lease term. The costs of additions and betterments are capitalized, and repairs and maintenance costs are expensed in the periods incurred.
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. If such assets are considered impaired, the amount of the impairment loss recognized is measured as the amount by which the carrying value of the asset exceeds the fair value of the asset, fair value being determined based upon future cash flows or appraised values, depending on the nature of the asset. The Company recognized no impairment losses during any of the periods presented within its consolidated financial statements.
Leases
The Company determines whether a contract is, or contains, a lease at inception based on the unique facts and circumstances present in the contract. The Company evaluates classification of leases as either operating or finance at commencement and, as necessary, at modification.
At lease commencement for leases with terms greater than 12 months, the Company records a lease liability determined as the present value of future lease payments over the expected lease term. The Company calculates the present value of future lease payments using an estimated incremental borrowing rate that the Company would have to pay to borrow equivalent funds on a collateralized basis at the lease commencement date. The Company also records an operating right-of-use asset based on the liability as adjusted for any lease incentives or prepaids. The lease term at the commencement date is determined by considering whether renewal options and termination options are reasonably assured of exercise.
After lease commencement, assumptions made by the Company at the commencement date are re-evaluated upon the occurrence of certain events, including a lease modification. The Company evaluates any change to an existing lease to determine if it constitutes a separate contract or a single contract with the existing lease. For modifications treated as a single contract, the Company reassesses the lease classification, remeasures the related lease liability using an updated discount rate as of the effective date of the modification, and recognizes the amount of the remeasurement of the lease liability for the modified lease as an adjustment to the corresponding right-of-use asset under the lease modification guidance pursuant to ASC 842, Leases. If a lease continues to exist, the lease modification is determined to be a separate contract when the modification grants the lessee an additional right-of-use asset that is not included in the original lease and the lease payments increase commensurate with the standalone price for the additional right-of-use asset. When a lease modification results in a separate contract, it is accounted for in the same manner as a new lease.
The Company accounts for lease and non-lease components in its lease agreements as a single lease component in determining lease assets and liabilities. In addition, the Company does not recognize the right-of-use assets and liabilities for leases with lease terms of twelve months or less, instead recognizing lease payments as operating expenses on a straight-line basis over the lease term.
Investment in Phylaxis
The Company uses the equity method of accounting for equity investments in companies if the investment provides the ability to exercise significant influence, but not control, over operating and financial policies of the investee. As discussed in Note 6, the Company received an equity investment in the form of a 10% equity interest as consideration in a series of agreements with Phylaxis (as defined below), which was later increased to 15% in the fourth quarter of 2023 following the achievement of a milestone. This equity interest is accounted for as an equity method investment and the Company’s proportionate share of the net income or loss of Phylaxis is included as loss in equity method investment in the consolidated statement of operations. Judgment regarding the level of influence over each equity method investment includes considering key factors such as the Company’s ownership interest, representation on the board of directors, legal form of the investee (e.g. limited liability corporation), participation in policy-making decisions, and material purchase and sale transactions.
The investment had been reduced to zero prior to the beginning of 2021 as a result of the allocation of the Company’s share of prior losses of the investee. Following the Company’s increase in equity interest of 5% in the fourth quarter of 2023, the Company established an additional equity method investment and subsequently recorded its proportionate loss as loss in equity method investment in the consolidated statement of operations. Accordingly, the Company’s investment in Phylaxis as of December 31, 2024 and December 31, 2023 is zero.
Fair Value of Financial Instruments
The Company’s financial instruments held during the periods presented consisted principally of accounts receivable, investments in debt securities, accounts payable, accrued expense, long-term debt, and warrants. The carrying amounts of financial instruments such as accounts receivable, accounts payable, accrued expense, and investments in debt securities classified as cash equivalents approximated their related fair values due to the short-term nature of these instruments. The carrying value of the Company’s debt approximated fair value due to its interest being reflective of current market rates for debt with similar terms and conditions. The Company’s warrants are equity-classified and carried at the instruments’ fair value upon classification into equity.
Fair Value Measurements
The Company determines the fair value measurements of applicable assets and liabilities based on a three-tier fair value hierarchy established by accounting guidance and prioritizes the inputs used in measuring fair value. These tiers include:
•Level 1 - Quoted prices in active markets for identical assets or liabilities.
•Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
As of December 31, 2024 and December 31, 2023, the Company held $149.0 million and $264.4 million, respectively, of money market mutual funds or equivalents, which are classified as Level 1 in the fair value hierarchy. During the year ended December 31, 2023, the Company’s investments in debt securities consisted of U.S. Treasury Bills, which are classified as Level 1 in the fair value hierarchy. Due to the short-term nature of these securities which are classified as cash equivalents, the amortized value approximated fair value and the Company did not remeasure these instruments at fair value. As of December 31, 2024 and December 31, 2023, the Company held no investments in debt securities. The Company’s long-term outstanding debt as of December 31, 2023 is classified as Level 2 in the fair value hierarchy. As of December 31, 2024 and December 31, 2023, the Company had no financial instruments measured at fair value on a recurring basis.
Deferred Financing Costs and Other Debt-Related Costs
Deferred financing costs are capitalized, recorded as an offset to the Company’s debt balances and amortized as interest expense over the term of the associated debt instrument using the effective interest method, pursuant to ASC Topic 835-30, Imputation of Interest. If the maturity of the debt is accelerated as a result of default or early debt repayment, the amortization would then be accelerated. Amounts paid related to debt financing activities are presented on the consolidated balance sheet as a direct deduction from the debt liability.
Financial Instruments with Characteristics of Both Liabilities and Equity
The Company accounts for issued warrants either as a liability or equity in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, or ASC 480-10, and ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, or ASC 815-40. Under ASC 480-10, warrants are considered a liability if they are mandatorily redeemable and they require settlement in cash, other assets, or a variable number of shares. If warrants do not meet liability classification under ASC 480-10, the Company considers the requirements of ASC 815-40 to determine whether the warrants should be classified as a liability or as equity. Under ASC 815-40, contracts that may require settlement for cash are liabilities, regardless of the probability of the occurrence of the triggering event. Liability-classified warrants are measured at fair value on the issuance date and at the end of each reporting period. Any change in the fair value of the warrants after the issuance date is recorded in other expense, net in the consolidated statements of operations as a gain or loss. If warrants do not require liability classification under ASC 815-40, in order to conclude warrants should be classified as equity, the Company assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or under another applicable GAAP standard. Equity-classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date. The Company’s outstanding warrants do not meet the requirements for liability classification under ASC-480-10 or ASC-815-40. Therefore, the Company’s outstanding warrants are classified as equity as of and for the years ended December 31, 2024 and December 31, 2023.
Revenue Recognition
The Company has historically generated revenue from its license and collaboration agreements with partners, as well as from grants from government agencies and private not-for-profit organizations.
Collaborative Research, Development, and License Agreements
The Company enters into collaborative agreements with partners which may include the transfer of licenses, options to license, and the performance of research and development activities. The terms associated with these agreements may include one or more of the following (1) license fees; (2) nonrefundable up-front fees; (3) payments for reimbursement of research costs; (4) payments associated with achieving specific development, regulatory, or commercial milestones; and (5) royalties based on specified percentages of net product sales, if any. Payments received from customers are included in deferred revenue, allocated between current and non-current on the consolidated balance sheet, until all revenue recognition criteria are met.
Typically, license fees, non-refundable upfront fees, and funding of research activities are considered fixed, while milestone payments, including option exercise fees, are identified as variable consideration, which is constrained and excluded from the transaction price. The Company will recognize revenue for sales-based royalty if and when a subsequent sale occurs.
The Company applies significant judgment when making estimates and assumptions under these agreements, including evaluating whether contractual obligations represent distinct performance obligations, including the assessment of whether options represent material rights, determining whether there are observable standalone prices and allocating transaction price to performance obligations within a contract, assessing whether any licenses are functional or symbolic, determining when performance obligations have been met, and assessing the recognition of variable consideration. The Company evaluates each performance obligation to determine if it can be satisfied and recognized as revenue at a point in time or over time. Typically, performance obligations consisting of a transfer of a license or the achievement of milestones are recognized at a point in time upon the transfer, while performance obligations consisting of research activities are recognized over time using an input method which is representative of the Company’s efforts to fulfill the performance obligation, based on costs incurred with third-parties or internal labor hours performed.
Accrued Research and Development and Clinical Trial Costs
Research and development costs are expensed as incurred based on estimates of the period in which services and efforts are expended, and include the cost of compensation and related expenses, as well as expenses for third parties who conduct research and development on the Company’s behalf, pursuant to development and consulting agreements in place. The Company’s preclinical studies and clinical trials are performed internally, by third party contract research organizations, or CROs, and/or clinical investigators. The Company also engages with contract development and manufacturing organizations, or CDMOs, for clinical supplies and manufacturing scale-up activities related to its therapeutic candidates. Invoicing from these third parties may be monthly based upon services performed or based upon milestones achieved. The Company accrues these expenses based upon estimates determined by reviewing cost information provided by CROs and CDMOs, other third-party vendors and internal clinical personnel, and contractual arrangements with CROs and CDMOs and the scope of work to be performed. Costs incurred related to the Company’s purchases of in-process research and development for early-stage products or products that are not commercially viable and ready for use, or have no alternative future use, are charged to expense in the period incurred. Costs incurred related to the licensing of products that have not yet received marketing approval to be marketed, or that are not commercially viable and ready for use, or have no alternative future use, are charged to expense in the period incurred.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company also follows the provisions of accounting for uncertainty in income taxes which prescribes a model for the recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, disclosure and transition.
The utilization of unused federal and state net operating losses, or NOLs, and research tax credit carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that have occurred previously or may occur in the future. Under Sections 382 and 383 of the Internal Revenue Code, as amended, or IRC, a corporation that undergoes an “ownership change” may be subject to limitations on its ability to utilize its pre-change NOLs and other tax attributes otherwise available to offset future taxable income and/or tax liability. An ownership change is defined as a cumulative change of 50 percentage points or more in the ownership positions of certain stockholders or groups of stockholders during a rolling three-year period. It is possible that the Company may incur ownership changes in the future. If an ownership change occurs, the Company’s ability to use its NOL or tax credit carryforwards may be restricted, which could require the Company to pay federal or state income taxes earlier than would be required if such limitations were not in effect.
Earnings (Loss) Per Share
Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common stock outstanding during the same period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock and potentially dilutive common shares outstanding during the same period. The Company excludes common stock equivalents from the calculation of diluted net earnings (loss) per share when the effect is anti-dilutive.
The weighted average number of shares of common stock used in the basic and diluted net income (loss) per common stock calculations includes the weighted-average pre-funded warrants outstanding during the period as they are exercisable at any time for nominal cash consideration.
During the year ended December 31, 2024, outstanding shares during the period consist both of shares of the Former Parent and of the Company. For purposes of computing earnings (loss) per share only, for all periods presented in its consolidated statements of operations, the Company adjusted all outstanding shares of the Former Parent, including potentially dilutive securities, by the four-to-one distribution ratio used in the Distribution.
In periods in which the Company has net income, the Company applies the treasury stock method to determine the dilutive effect of potentially dilutive securities. Potentially dilutive securities included in the diluted earnings per share are as follows (in thousands):

YEAR ENDED DECEMBER 31, 2024
Outstanding stock options	182
Total	182
In periods in which the Company has a net loss, basic loss per share and diluted loss per share are identical since the effect of potentially dilutive common shares is anti-dilutive and therefore excluded. Accordingly, for the year ended December 31, 2023, there is no difference in the number of shares used to calculate basic and diluted shares outstanding.
Potentially dilutive securities not included in the calculation of diluted net loss per share, as weighted based on the period outstanding during the year, are as follows (in thousands):

YEAR ENDED DECEMBER 31, 2023
Outstanding stock options	1,584
Warrants to purchase common stock	12
Total	1,596
Fair Value of Stock-Based Awards
The Company recognizes compensation costs related to stock options based on the estimated fair value of the awards on the date of grant. The Company estimates the grant date fair value, and the resulting stock-based compensation expense, using the Black-Scholes option pricing model. The grant date fair value of the stock-based awards is generally recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the respective awards. The Company recognizes forfeitures as they occur. The Company determines the assumptions used in the option pricing model in the following manner:
Risk-Free Interest Rate—For the determination of the risk-free interest rates, the Company utilizes the U.S. Treasury yield curve for instruments in effect at the time of measurement with a term commensurate with the expected term assumption.
Expected Volatility—Due to the Company’s limited historical stock price volatility data indicative of the expected future volatility, the Company based its estimate of expected volatility on the estimated and expected volatilities of a guideline group of publicly traded companies. For these analyses, the Company selected companies with comparable characteristics including enterprise value, risk profiles, and with historical share price information sufficient to meet the expected life of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of its stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available, or until the volatility of the Company’s market-traded shares best represents its expected volatility.
Expected Dividend—The expected dividend yield is assumed to be zero since the Company has never paid dividends and does not have current plans to pay any dividends on its common stock.
Expected Term—The Company estimates the expected term of its stock options granted to employees and non-employee directors using the simplified method, whereby, the expected term equals the average of the vesting term and the original contractual term of the option. The Company utilizes this method since it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.
Other Comprehensive Income
The Company has no material components of other comprehensive loss and accordingly, net loss is equal to comprehensive loss in all periods presented.
Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, or CODM, in making decisions regarding resource allocation and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer, who reviews financial results at a consolidated level only. The Company views its operations and manages its business as one operating and reportable segment as the Company has devoted substantially all of its resources to drug discovery and development activities through conducting preclinical studies and clinical trials associated with its programs, all of which aim to discover and develop biologic therapeutic candidates.
The CODM assesses performance for the biologic therapeutic segment and decides how to allocate resources based on the consolidated net income (loss) as reported on its consolidated income statement. The accounting policies of the reportable segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets. The segment depreciation expense, interest expense, interest income, and segment asset additions are consistent with consolidated amounts reported within the consolidated statement of cash flows given the Company's operations are aggregated within a single reportable segment. The total segment amount of loss on equity method investment for the segment is also consistent with the consolidated amount of loss on equity method investment reported within the consolidated statement of operations and comprehensive loss.
The Company’s revenues to date under this segment have been derived from licenses with collaboration partners and grant awards, and the Company has not generated any revenue from the commercial sale of approved therapeutic products (see Note 6). As a result, the Company has incurred operating losses since its inception and expects to continue to incur significant expenses and operating losses for the foreseeable future as it advances its therapeutic candidates through all stages of development and clinical trials and, ultimately, seeks regulatory approval. The CODM uses net income (loss) and the components of operating expense to assess the Company’s operating results and performance and make operating decisions regarding the allocation of resources to best support the long-term growth of the Company’s overall business.
The table below summarizes the significant segment revenue and significant segment expenses which are regularly reported to and reviewed by the CODM for the purposes of making decisions regarding the allocation of resources and are reconciled to consolidated net income (loss) for the years ended December 31, 2024 and December 31, 2023 (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
Segment net income (loss)
Revenue	$200	$1,800
Research and development expense
Personnel	72,790	47,818
Contract manufacturing	55,643	77,248
Clinical trials	47,665	42,960
Equipment, depreciation, and facility	9,693	7,401
Other research and development	17,952	16,213
General and administrative expense
Merger-related	68,061	36
Personnel	37,649	17,762
Other general and administrative	22,195	11,583
Other income (expense)	2,019,022	(20,503)
Other segment expenses(1)	2	1,637
Segment and consolidated net income (loss)	$1,687,572	$(241,361)
(1) Other segment expenses include provision for income taxes and loss on equity method investments.
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies. The Company believes that the impact of the recently issued accounting pronouncements that are not yet effective will not have a material impact on its consolidated financial condition or results of operations upon adoption.
Adoption of New Accounting Pronouncements
In November 2023, the FASB issued Accounting Standards Update, or ASU, 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company adopted this standard for its 2024 annual consolidated financial statements and interim consolidated financial statements thereafter and has applied it retrospectively to all prior periods presented in the financial statements. The adoption of this ASU did not result in a material impact on its consolidated financial statements, other than the newly required disclosures included above in Note 1.
Recently Issued but Not Yet Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures to enhance the transparency and decision usefulness of income tax disclosures. Two primary enhancements related to this ASU include disaggregating existing income tax disclosures relating to the effective tax rate reconciliation and income taxes paid. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on the Company’s consolidated financial statements and related disclosures.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires additional disclosure about specific expense categories in the notes to financial statements. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the impact of this accounting standard update on the Company’s consolidated financial statements and related disclosures.